Related Party Transactions	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
15. Related Party Transactions
During the nine months ended September 30, 2019 and 2020, other than disclosed elsewhere, the Company had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
(a) Transactions with related parties

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	1,494	3,492
Learning products provided to NetEase Group	7,118	6,362
Online marketing services provided to NetEase Group	20,488	13,785
Services and products purchased from NetEase Group
Services purchased from NetEase Group	52,200	121,124
Fixed assets and inventories purchased from NetEase Group	18,222	1,843
Loan related transactions
Interest expenses on short-term loans from NetEase Group	22,379	23,369
Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	69,603	—
Share-based compensation under NetEase Plan	3,183	2,177
Deemed distribution to NetEase	—	2,060
Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.
Learning products provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributor to sell smart devices, the revenues of which are recognized upon the delivery to the customer.
Online marketing services provided to NetEase Group mainly refer to the performance-based advertising arrangement provided to the entities within NetEase Group to promote their own services and products.
Service purchased from NetEase Group mainly consists of the human resource which the employees are with employment contracts with the entities within NetEase Group but provide services to the Group, office leasing and purchase of server custody service.
Deemed contribution related to acquisition of businesses under common control represents a contribution from NetEase Group.
(b) Balances with related parties

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
Amounts due from NetEase Group	14,930	5,728
Amounts due to NetEase Group	48,126	38,116
Short-term loans from NetEase Group	878,000	878,000
Short-term loans as of December 31, 2019 and September 30, 2020 amounted to RMB878,000, respectively, which consisted of entrustment loans from NetEase Group through banks denominated in RMB. All of these loans were repayable within one year. The effective interest rate for the outstanding loans for the nine months ended September 30, 2019 and 2020 ranged from approximately 3.5% to 3.9% per annum. The interest expense was RMB22,379 and RMB23,369 for the nine months ended September 30, 2019 and 2020, respectively.